Bank-Owned Life Insurance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Bank-owned life insurance	$ 21,293	$ 21,924
Bank Owned Life Insurance Income	570	618	$ 580
Gain on bank-owned life insurance proceeds	$ 0	$ 0	$ 0